Vanguard® ESG U.S. Stock ETF
Schedule of Investments (unaudited)
As of November 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Basic Materials (2.0%)
	Linde plc	92,741	31,205
	Air Products and Chemicals Inc.	40,804	12,656
	Nucor Corp.	48,000	7,198
	Newmont Corp.	146,674	6,963
	Albemarle Corp.	21,727	6,040
	Fastenal Co.	106,032	5,462
	International Flavors & Fragrances Inc.	47,060	4,980
	LyondellBasell Industries NV Class A	47,493	4,037
	CF Industries Holdings Inc.	36,530	3,952
	Steel Dynamics Inc.	31,626	3,287
	Mosaic Co.	63,393	3,252
	FMC Corp.	23,154	3,025
	Avery Dennison Corp.	14,959	2,892
	International Paper Co.	67,621	2,510
	Reliance Steel & Aluminum Co.	10,898	2,303
	Royal Gold Inc.	12,258	1,377
	United States Steel Corp.	42,766	1,124
	Valvoline Inc.	31,508	1,039
	Ashland Inc.	9,252	1,035
*	Univar Solutions Inc.	30,569	1,013
	Huntsman Corp.	34,316	953
	UFP Industries Inc.	11,076	907
	Element Solutions Inc.	42,984	841
*	Livent Corp.	29,996	840
	Balchem Corp.	5,823	820
	Cabot Corp.	10,170	749
	Westlake Corp.	5,956	641
	Sensient Technologies Corp.	7,780	581
	Avient Corp.	16,790	581
*	Ingevity Corp.	7,258	568
*	MP Materials Corp.	16,745	557
	Hecla Mining Co.	101,717	554
	Boise Cascade Co.	7,041	521
	Innospec Inc.	4,498	499
	Quaker Chemical Corp.	2,366	466
*	Arconic Corp.	19,411	462
	Stepan Co.	3,984	444
[1]	Scotts Miracle-Gro Co.	7,534	421
	Minerals Technologies Inc.	6,153	371
	NewMarket Corp.	1,114	352
	Sylvamo Corp.	6,197	335

		Shares	Market Value ($000)
	Tronox Holdings plc	21,815	308
*	Constellium SE Class A	22,600	281
	Compass Minerals International Inc.	6,228	276
	Kaiser Aluminum Corp.	2,930	265
	Orion Engineered Carbons SA	11,541	217
*	Piedmont Lithium Inc.	3,323	192
*	Coeur Mining Inc.	47,019	165
*	Century Aluminum Co.	9,132	82
*,1	Amyris Inc.	30,400	53
			119,652
Consumer Discretionary (15.8%)
*	Amazon.com Inc.	1,640,232	158,348
*	Tesla Inc.	469,384	91,389
	Home Depot Inc.	190,578	61,745
	Costco Wholesale Corp.	81,694	44,054
	McDonald's Corp.	136,232	37,163
*	Walt Disney Co.	336,573	32,940
	Lowe's Cos. Inc.	117,910	25,062
	NIKE Inc. Class B	226,324	24,825
*	Netflix Inc.	80,829	24,696
	Starbucks Corp.	211,654	21,631
	TJX Cos. Inc.	216,751	17,351
*	Booking Holdings Inc.	7,358	15,301
	Target Corp.	85,521	14,288
	Dollar General Corp.	42,207	10,792
	Activision Blizzard Inc.	143,175	10,588
*	Uber Technologies Inc.	349,421	10,182
	Ford Motor Co.	727,676	10,115
	Estee Lauder Cos. Inc. Class A	42,409	10,000
*	O'Reilly Automotive Inc.	11,539	9,976
*	AutoZone Inc.	3,569	9,204
*	Chipotle Mexican Grill Inc. Class A	5,166	8,405
	Marriott International Inc. Class A	50,778	8,396
*	MercadoLibre Inc.	8,578	7,986
*	Lululemon Athletica Inc.	20,714	7,878
	Ross Stores Inc.	64,013	7,532
*	Airbnb Inc. Class A	71,926	7,347
	Hilton Worldwide Holdings Inc.	49,567	7,069
	Yum! Brands Inc.	52,700	6,780
	Electronic Arts Inc.	51,255	6,703
*	Dollar Tree Inc.	39,252	5,899
*	Aptiv plc	49,783	5,310
*	Copart Inc.	78,509	5,226
*	Warner Bros Discovery Inc.	435,515	4,965
	Genuine Parts Co.	25,651	4,703
	Tractor Supply Co.	20,584	4,658
	eBay Inc.	101,030	4,591
*	Ulta Beauty Inc.	9,471	4,403
	Lennar Corp. Class A	48,814	4,287
	Darden Restaurants Inc.	22,772	3,347
*	Take-Two Interactive Software Inc.	29,967	3,167
	Best Buy Co. Inc.	37,006	3,157
*	Etsy Inc.	23,325	3,081
*,1	Rivian Automotive Inc. Class A	95,699	3,066
	Omnicom Group Inc.	37,643	3,002
*	Expedia Group Inc.	27,789	2,969
	Garmin Ltd.	28,326	2,634
	Domino's Pizza Inc.	6,607	2,568

		Shares	Market Value ($000)
*	NVR Inc.	550	2,551
	LKQ Corp.	46,780	2,542
	Interpublic Group of Cos. Inc.	71,985	2,473
*	Liberty Media Corp.-Liberty Formula One Class C	39,900	2,432
*	Royal Caribbean Cruises Ltd.	40,428	2,423
	Pool Corp.	7,202	2,372
*	Burlington Stores Inc.	12,098	2,367
	Fox Corp. Class A	66,538	2,159
	VF Corp.	64,452	2,115
[1]	Paramount Global Class B	105,196	2,112
*	ROBLOX Corp. Class A	65,848	2,092
*	Coupang Inc. Class A	106,649	2,078
*	Live Nation Entertainment Inc.	28,328	2,061
*	Spotify Technology SA	25,718	2,043
*	CarMax Inc.	29,437	2,042
	Service Corp. International	28,366	2,027
*	Deckers Outdoor Corp.	4,801	1,915
	Vail Resorts Inc.	7,391	1,903
	PulteGroup Inc.	41,728	1,869
	BorgWarner Inc.	43,476	1,848
*	BJ's Wholesale Club Holdings Inc.	24,530	1,846
	News Corp. Class A	93,397	1,789
	Bath & Body Works Inc.	41,872	1,780
	Aramark	42,721	1,777
*,1	Carnival Corp.	176,351	1,751
	Tapestry Inc.	46,054	1,739
	Rollins Inc.	42,389	1,714
	Advance Auto Parts Inc.	11,176	1,687
*	Grab Holdings Ltd. Class A	540,221	1,631
*	Five Below Inc.	10,050	1,617
	Lear Corp.	10,991	1,585
	Hasbro Inc.	24,270	1,525
	Autoliv Inc.	16,528	1,461
	Williams-Sonoma Inc.	12,398	1,449
*	Floor & Decor Holdings Inc. Class A	19,224	1,435
	Whirlpool Corp.	9,701	1,422
*	Capri Holdings Ltd.	24,602	1,411
*	Liberty Media Corp.-Liberty SiriusXM Class A	31,380	1,375
	Nexstar Media Group Inc. Class A	6,843	1,297
*,1	GameStop Corp. Class A	49,389	1,295
*	Norwegian Cruise Line Holdings Ltd.	77,913	1,281
	H&R Block Inc.	28,955	1,266
	Gentex Corp.	43,393	1,254
*	Planet Fitness Inc. Class A	15,719	1,232
*	Avis Budget Group Inc.	5,509	1,232
	Wyndham Hotels & Resorts Inc.	16,627	1,219
	Lithia Motors Inc. Class A	4,936	1,181
	Harley-Davidson Inc.	24,807	1,169
	Macy's Inc.	49,150	1,155
	Murphy USA Inc.	3,882	1,148
*	Crocs Inc.	11,132	1,124
	New York Times Co. Class A	30,044	1,101
*	Southwest Airlines Co.	27,346	1,091
*	Delta Air Lines Inc.	29,765	1,053
*	Skechers USA Inc. Class A	24,932	1,051
*	SiteOne Landscape Supply Inc.	8,306	1,043
*	RH	3,619	1,038
	Marriott Vacations Worldwide Corp.	6,918	1,031

		Shares	Market Value ($000)
	Tempur Sealy International Inc.	31,622	1,005
*	AMERCO (Non-Voting)	15,372	971
	Toll Brothers Inc.	20,063	961
	Wingstop Inc.	5,540	917
	Newell Brands Inc.	70,602	916
*	IAA Inc.	24,491	915
*	Hyatt Hotels Corp. Class A	8,719	875
	Leggett & Platt Inc.	24,125	859
	Ralph Lauren Corp. Class A	7,592	859
	Thor Industries Inc.	9,881	851
*	AutoNation Inc.	6,762	838
[1]	Sirius XM Holdings Inc.	129,023	837
*	Fox Factory Holding Corp.	7,839	832
	PVH Corp.	12,335	829
*	Bright Horizons Family Solutions Inc.	10,936	811
	TEGNA Inc.	40,495	799
*	Asbury Automotive Group Inc.	4,109	771
	Choice Hotels International Inc.	6,216	766
	Kohl's Corp.	23,629	758
*	Visteon Corp.	5,158	757
*	Hilton Grand Vacations Inc.	16,523	727
	Wendy's Co.	32,166	726
*	YETI Holdings Inc.	16,041	720
*	Victoria's Secret & Co.	15,347	706
*	Ollie's Bargain Outlet Holdings Inc.	11,505	701
*,1	AMC Entertainment Holdings Inc. Class A	95,070	687
*	Adient plc	17,601	685
*	Grand Canyon Education Inc.	5,988	677
*	Chegg Inc.	22,135	661
*	United Airlines Holdings Inc.	14,974	661
*,1	Peloton Interactive Inc. Class A	57,552	655
	Penske Automotive Group Inc.	5,103	645
*	Taylor Morrison Home Corp. Class A	21,124	642
*	Lyft Inc. Class A	56,761	637
	Foot Locker Inc.	15,509	617
	World Wrestling Entertainment Inc. Class A	7,712	616
	Travel + Leisure Co.	15,493	602
	Columbia Sportswear Co.	6,706	601
*	National Vision Holdings Inc.	14,696	595
*	Goodyear Tire & Rubber Co.	51,906	582
*	Meritage Homes Corp.	6,703	579
	Group 1 Automotive Inc.	2,935	567
	Signet Jewelers Ltd.	8,629	561
	Madison Square Garden Sports Corp.	3,411	555
*	Topgolf Callaway Brands Corp.	25,817	541
	Carter's Inc.	7,305	534
*,1	Wayfair Inc. Class A	14,098	517
*	Skyline Champion Corp.	9,813	510
	Papa John's International Inc.	6,104	508
	Gap Inc.	34,783	506
	Steven Madden Ltd.	14,507	501
*	Coty Inc. Class A	63,120	497
*	Farfetch Ltd. Class A	58,422	497
	Cracker Barrel Old Country Store Inc.	4,191	481
	KB Home	15,115	474
	Graham Holdings Co. Class B	735	473
*	Liberty Media Corp.-Liberty SiriusXM Class C	10,656	467
*	SeaWorld Entertainment Inc.	8,074	461

		Shares	Market Value ($000)
	LCI Industries	4,547	450
	American Eagle Outfitters Inc.	28,176	446
*	American Airlines Group Inc.	30,762	444
*	Leslie's Inc.	30,227	441
	Kontoor Brands Inc.	10,088	438
[1]	Nordstrom Inc.	20,668	433
*	Gentherm Inc.	6,042	433
	Hanesbrands Inc.	63,722	428
*	Helen of Troy Ltd.	4,328	427
	Fox Corp. Class B	13,912	425
*	Dorman Products Inc.	4,713	422
*	Sonos Inc.	23,185	406
	Dana Inc.	22,967	404
*	Cavco Industries Inc.	1,732	398
	Rush Enterprises Inc. Class A	7,685	396
*	LGI Homes Inc.	3,921	390
	John Wiley & Sons Inc. Class A	7,981	378
*	ODP Corp.	7,806	376
*	TripAdvisor Inc.	18,285	373
*	Shake Shack Inc. Class A	7,041	370
*,1	QuantumScape Corp. Class A	49,391	370
*	Boot Barn Holdings Inc.	5,396	363
*	Under Armour Inc. Class C	41,105	358
*	Frontdoor Inc.	15,296	357
*	Sabre Corp.	57,330	350
*	Adtalem Global Education Inc.	8,068	336
	Winnebago Industries Inc.	5,724	335
*	Six Flags Entertainment Corp.	13,849	334
*,1	Luminar Technologies Inc. Class A	43,518	333
	Strategic Education Inc.	4,061	332
*	Tri Pointe Homes Inc.	17,806	328
	MDC Holdings Inc.	9,998	324
	Inter Parfums Inc.	3,395	324
*	Driven Brands Holdings Inc.	10,300	313
	PriceSmart Inc.	4,379	311
*	Urban Outfitters Inc.	10,727	310
	Oxford Industries Inc.	2,741	309
*	Central Garden & Pet Co. Class A	7,855	307
*	KAR Auction Services Inc.	21,869	300
*	Duolingo Inc. Class A	4,300	300
	MillerKnoll Inc.	14,518	296
*	Under Armour Inc. Class A	29,261	293
	Dillard's Inc. Class A	800	288
*	Coursera Inc.	20,400	284
	Acushnet Holdings Corp.	6,065	276
	Monro Inc.	6,061	276
*	Cinemark Holdings Inc.	20,200	275
	Jack in the Box Inc.	3,657	264
*	Brinker International Inc.	7,800	261
*	Alaska Air Group Inc.	5,337	253
	Century Communities Inc.	5,200	250
	Buckle Inc.	5,569	245
*	MakeMyTrip Ltd.	8,263	245
*,1	iRobot Corp.	4,568	238
*,1	Fisker Inc. Class A	29,998	232
	Rent-A-Center Inc.	9,448	228
*	Sally Beauty Holdings Inc.	19,344	228
*	Abercrombie & Fitch Co. Class A	9,306	223

		Shares	Market Value ($000)
	HNI Corp.	7,653	222
*	Liberty Media Corp.-Liberty Braves Class C	6,761	220
	La-Z-Boy Inc.	8,038	219
*	Madison Square Garden Entertainment Corp.	4,500	217
	Dine Brands Global Inc.	2,864	214
*	American Axle & Manufacturing Holdings Inc.	20,365	212
	Scholastic Corp.	5,051	208
[1]	Krispy Kreme Inc.	13,000	200
*	PROG Holdings Inc.	10,006	197
*	Overstock.com Inc.	7,377	196
*	Playtika Holding Corp.	19,618	185
	Matthews International Corp. Class A	5,638	179
*,1	Figs Inc. Class A	22,812	179
	Gray Television Inc.	14,975	175
*	Lions Gate Entertainment Corp. Class B	24,272	173
*	G-III Apparel Group Ltd.	7,885	171
*	iHeartMedia Inc. Class A	20,306	163
	Wolverine World Wide Inc.	14,180	159
*	Petco Health & Wellness Co. Inc. Class A	14,400	159
*	EW Scripps Co. Class A	10,470	157
*,1	Mister Car Wash Inc.	15,000	154
*	Qurate Retail Inc. Class A	62,576	147
*	IMAX Corp.	8,488	143
	Sinclair Broadcast Group Inc. Class A	7,300	136
*,1	Carvana Co. Class A	16,933	131
*	JetBlue Airways Corp.	15,321	122
[1]	Guess? Inc.	5,738	119
*	2U Inc.	14,600	117
*	Sleep Number Corp.	3,929	115
	Steelcase Inc. Class A	14,301	113
	AMERCO	1,715	109
[1]	Big Lots Inc.	5,168	101
*	AMC Networks Inc. Class A	5,000	100
	Spirit Airlines Inc.	4,356	95
*	Liberty Media Corp.-Liberty Braves Class A	2,335	77
*	Lions Gate Entertainment Corp. Class A	9,196	70
*	Allegiant Travel Co.	683	56
*	Liberty Media Corp.-Liberty Formula One Class A	850	47
*	SkyWest Inc.	1,729	32
*	Cardlytics Inc.	5,485	25
			939,298
Consumer Staples (6.1%)
	Procter & Gamble Co.	440,625	65,724
	PepsiCo Inc.	254,846	47,276
	Coca-Cola Co.	719,578	45,772
	CVS Health Corp.	241,784	24,633
	Mondelez International Inc. Class A	255,038	17,243
	Colgate-Palmolive Co.	152,569	11,821
	McKesson Corp.	26,786	10,224
	Archer-Daniels-Midland Co.	103,638	10,105
	General Mills Inc.	110,074	9,389
	Corteva Inc.	133,482	8,965
	Kimberly-Clark Corp.	62,040	8,415
	Sysco Corp.	93,687	8,105
*	Monster Beverage Corp.	68,222	7,017
	Hershey Co.	26,893	6,324
	Keurig Dr Pepper Inc.	157,947	6,108
	Kroger Co.	121,157	5,960

		Shares	Market Value ($000)
	Walgreens Boots Alliance Inc.	132,443	5,496
	Kraft Heinz Co.	128,580	5,060
	AmerisourceBergen Corp.	28,635	4,888
	McCormick & Co. Inc. (Non-Voting)	46,172	3,933
	Church & Dwight Co. Inc.	44,687	3,659
	Tyson Foods Inc. Class A	52,503	3,480
	Kellogg Co.	46,488	3,391
	Clorox Co.	22,676	3,371
	Conagra Brands Inc.	86,361	3,280
	J M Smucker Co.	19,207	2,958
	Bunge Ltd.	25,758	2,700
	Hormel Foods Corp.	52,516	2,468
	Lamb Weston Holdings Inc.	26,664	2,317
*	Darling Ingredients Inc.	29,539	2,122
	Coca-Cola Europacific Partners plc	37,719	2,003
	Campbell Soup Co.	35,784	1,921
*	US Foods Holding Corp.	36,331	1,329
	Ingredion Inc.	12,146	1,190
*	Celsius Holdings Inc.	10,199	1,136
	Flowers Foods Inc.	34,286	1,030
*	Post Holdings Inc.	9,878	925
	Lancaster Colony Corp.	3,640	754
*	Sprouts Farmers Market Inc.	20,351	699
*	Simply Good Foods Co.	16,830	672
*	Hostess Brands Inc. Class A	25,428	671
	Albertsons Cos. Inc. Class A	31,698	664
*	BellRing Brands Inc.	24,031	599
*	Freshpet Inc.	8,049	539
*	United Natural Foods Inc.	10,412	496
*	Grocery Outlet Holding Corp.	16,333	494
*	Nomad Foods Ltd.	26,282	460
	J & J Snack Foods Corp.	2,724	447
*	TreeHouse Foods Inc.	9,052	447
	Energizer Holdings Inc.	12,966	442
	Edgewell Personal Care Co.	9,863	426
	WD-40 Co.	2,534	424
	Coca-Cola Consolidated Inc.	832	409
	Spectrum Brands Holdings Inc.	7,553	402
	Cal-Maine Foods Inc.	6,779	395
	Nu Skin Enterprises Inc. Class A	8,851	369
	Reynolds Consumer Products Inc.	9,900	316
*	Herbalife Nutrition Ltd.	17,853	313
	Weis Markets Inc.	3,228	282
	Medifast Inc.	2,065	260
*	Hain Celestial Group Inc.	13,490	253
	National Beverage Corp.	4,686	241
*	Beauty Health Co.	17,836	192
*,1	Beyond Meat Inc.	11,012	161
[1]	B&G Foods Inc.	11,855	157
	Fresh Del Monte Produce Inc.	5,491	152
	Calavo Growers Inc.	3,148	110
*	USANA Health Sciences Inc.	1,922	106
	ACCO Brands Corp.	15,486	86
			364,176
Energy (0.3%)
*	Enphase Energy Inc.	24,163	7,746
*	First Solar Inc.	19,625	3,386
*	SolarEdge Technologies Inc.	10,186	3,044

		Shares	Market Value ($000)
*,1	Plug Power Inc.	95,681	1,527
*	Array Technologies Inc.	27,401	574
*,1	ChargePoint Holdings Inc.	45,863	570
	Arcosa Inc.	9,017	551
*	Ameresco Inc. Class A	5,806	380
*	SunPower Corp.	14,971	363
*	Stem Inc.	25,906	339
*,1	FuelCell Energy Inc.	70,090	242
			18,722
Financials (12.0%)
	JPMorgan Chase & Co.	538,005	74,342
	Bank of America Corp.	1,295,577	49,038
	Goldman Sachs Group Inc.	61,372	23,699
	Charles Schwab Corp.	280,539	23,156
	S&P Global Inc.	61,441	21,676
	Morgan Stanley	231,150	21,513
	BlackRock Inc.	27,781	19,891
	Citigroup Inc.	357,141	17,289
	Chubb Ltd.	76,711	16,845
	Marsh & McLennan Cos. Inc.	92,380	15,998
	Progressive Corp.	107,849	14,252
	PNC Financial Services Group Inc.	76,129	12,809
	Aon plc Class A	38,847	11,976
	Blackstone Inc.	129,539	11,857
	CME Group Inc.	66,200	11,684
	Truist Financial Corp.	245,091	11,473
	US Bancorp	247,404	11,230
	Intercontinental Exchange Inc.	101,793	11,025
	MetLife Inc.	123,482	9,471
	American International Group Inc.	139,936	8,831
	Moody's Corp.	29,523	8,806
	Travelers Cos. Inc.	43,829	8,319
	Aflac Inc.	115,186	8,285
	Arthur J Gallagher & Co.	38,288	7,624
	Prudential Financial Inc.	69,655	7,525
	MSCI Inc. Class A	14,506	7,367
	Allstate Corp.	49,542	6,634
	Ameriprise Financial Inc.	19,897	6,605
	Bank of New York Mellon Corp.	135,607	6,224
	Apollo Global Management Inc.	84,492	5,863
	KKR & Co. Inc.	106,156	5,512
	M&T Bank Corp.	32,076	5,454
	Discover Financial Services	50,089	5,428
	State Street Corp.	67,464	5,375
	T. Rowe Price Group Inc.	41,171	5,143
	Willis Towers Watson plc	20,287	4,994
	Fifth Third Bancorp	125,367	4,558
	Hartford Financial Services Group Inc.	59,021	4,507
	Nasdaq Inc.	63,119	4,321
	First Republic Bank	33,416	4,264
	Raymond James Financial Inc.	36,033	4,212
	Huntington Bancshares Inc.	264,342	4,092
	Principal Financial Group Inc.	45,227	4,056
	Regions Financial Corp.	171,735	3,986
*	Arch Capital Group Ltd.	64,763	3,880
	Citizens Financial Group Inc.	89,742	3,803
	Northern Trust Corp.	38,011	3,539
	LPL Financial Holdings Inc.	14,699	3,479

		Shares	Market Value ($000)
*	Markel Corp.	2,469	3,271
	FactSet Research Systems Inc.	6,979	3,219
	Broadridge Financial Solutions Inc.	21,553	3,214
	Cincinnati Financial Corp.	28,828	3,199
	KeyCorp	169,736	3,193
	W R Berkley Corp.	37,993	2,898
	Brown & Brown Inc.	43,382	2,585
*	SVB Financial Group	10,812	2,506
	Cboe Global Markets Inc.	19,479	2,471
	Everest Re Group Ltd.	7,176	2,425
	First Horizon Corp.	96,829	2,406
	Ares Management Corp. Class A	28,056	2,199
	Equitable Holdings Inc.	68,310	2,168
	Globe Life Inc.	16,555	1,986
	Fidelity National Financial Inc.	48,945	1,975
	Credicorp Ltd.	12,564	1,929
	First Citizens BancShares Inc. Class A	2,304	1,881
	MarketAxess Holdings Inc.	6,888	1,845
	East West Bancorp Inc.	26,121	1,834
	Reinsurance Group of America Inc.	12,366	1,786
	Webster Financial Corp.	32,682	1,776
	American Financial Group Inc.	12,445	1,770
	Comerica Inc.	24,622	1,766
	Annaly Capital Management Inc.	79,977	1,733
	Signature Bank	11,409	1,592
	Unum Group	36,877	1,555
	Commerce Bancshares Inc.	20,663	1,548
	Cullen/Frost Bankers Inc.	10,666	1,547
	RenaissanceRe Holdings Ltd.	8,079	1,526
	Ally Financial Inc.	56,080	1,515
	Franklin Resources Inc.	53,073	1,423
	Zions Bancorp NA	27,180	1,408
	Interactive Brokers Group Inc. Class A	17,167	1,379
	Western Alliance Bancorp	19,533	1,339
*,1	Coinbase Global Inc. Class A	29,047	1,328
	Invesco Ltd.	68,724	1,313
	Old Republic International Corp.	52,234	1,280
	Assurant Inc.	9,964	1,278
	Lincoln National Corp.	31,621	1,231
	Stifel Financial Corp.	19,114	1,228
	Tradeweb Markets Inc. Class A	19,934	1,225
	Prosperity Bancshares Inc.	16,170	1,222
	Kinsale Capital Group Inc.	3,912	1,206
	SouthState Corp.	13,651	1,199
	SEI Investments Co.	19,000	1,183
	Glacier Bancorp Inc.	20,307	1,176
	Voya Financial Inc.	17,631	1,163
	Pinnacle Financial Partners Inc.	13,674	1,147
	Affiliated Managers Group Inc.	7,125	1,143
	Starwood Property Trust Inc.	53,144	1,138
	Synovus Financial Corp.	26,818	1,130
	Primerica Inc.	7,121	1,061
	Selective Insurance Group Inc.	11,029	1,060
	United Bankshares Inc.	24,110	1,034
*	XP Inc. Class A	58,646	1,027
	Old National Bancorp	52,837	1,010
	Wintrust Financial Corp.	10,930	999
	Bank OZK	21,566	995

		Shares	Market Value ($000)
*	Robinhood Markets Inc. Class A	103,365	991
	Popular Inc.	13,553	990
	First American Financial Corp.	18,082	988
	Valley National Bancorp	76,822	973
	AGNC Investment Corp.	95,717	956
	Cadence Bank	33,008	952
	Hanover Insurance Group Inc.	6,427	947
	FNB Corp.	65,921	929
	Houlihan Lokey Inc. Class A	9,431	928
	RLI Corp.	7,118	926
	Home BancShares Inc.	35,112	894
	First Financial Bankshares Inc.	23,841	881
	Hancock Whitney Corp.	15,809	867
	OneMain Holdings Inc.	21,644	852
	Axis Capital Holdings Ltd.	14,486	834
	Umpqua Holdings Corp.	40,393	819
[1]	New York Community Bancorp Inc.	85,408	799
	SLM Corp.	45,398	793
	United Community Banks Inc.	20,182	787
	MGIC Investment Corp.	56,420	775
	Essent Group Ltd.	19,237	771
	Blackstone Mortgage Trust Inc. Class A	30,331	766
	White Mountains Insurance Group Ltd.	550	747
	Evercore Inc. Class A	6,429	741
*	Brighthouse Financial Inc.	12,843	716
	Independent Bank Corp.	7,846	710
*,1	SoFi Technologies Inc.	146,785	709
	First Interstate BancSystem Inc. Class A	16,100	702
	Assured Guaranty Ltd.	10,415	693
	CVB Financial Corp.	24,119	692
	ServisFirst Bancshares Inc.	9,114	691
	UMB Financial Corp.	8,035	687
	Associated Banc-Corp	27,935	687
	Kemper Corp.	11,950	680
	Pacific Premier Bancorp Inc.	17,740	656
	Ameris Bancorp	12,368	654
	Janus Henderson Group plc	25,525	646
	Community Bank System Inc.	9,902	645
	First Hawaiian Inc.	24,114	640
	Cathay General Bancorp	13,519	628
	Bank of Hawaii Corp.	7,455	601
	WSFS Financial Corp.	12,189	591
	Lazard Ltd. Class A	16,153	591
	Eastern Bankshares Inc.	29,749	583
*	Mr Cooper Group Inc.	12,890	582
	PacWest Bancorp	21,807	570
	Fulton Financial Corp.	30,255	562
*	Texas Capital Bancshares Inc.	9,322	559
	Radian Group Inc.	28,504	558
	International Bancshares Corp.	10,364	546
	BOK Financial Corp.	5,158	540
	Simmons First National Corp. Class A	22,924	532
	American Equity Investment Life Holding Co.	12,843	520
	CNO Financial Group Inc.	22,016	517
	Walker & Dunlop Inc.	5,794	517
	Columbia Banking System Inc.	14,901	508
	Atlantic Union Bankshares Corp.	14,144	505
	Jackson Financial Inc. Class A	13,406	501

		Shares	Market Value ($000)
	First Bancorp	32,441	499
	Moelis & Co. Class A	11,454	495
	BankUnited Inc.	13,184	484
	Hamilton Lane Inc. Class A	6,528	482
	First Financial Bancorp	17,867	472
	First Merchants Corp.	10,628	470
*	Genworth Financial Inc. Class A	92,845	467
	Piper Sandler Cos.	3,178	457
	Banner Corp.	6,436	455
	Independent Bank Group Inc.	6,889	454
	Arbor Realty Trust Inc.	28,819	429
*	Axos Financial Inc.	10,474	420
	WesBanco Inc.	10,300	417
	Washington Federal Inc.	11,755	415
*	Enstar Group Ltd.	1,902	415
*	Focus Financial Partners Inc. Class A	10,686	408
	Renasant Corp.	9,977	407
	Trustmark Corp.	10,952	401
	Artisan Partners Asset Management Inc. Class A	11,372	395
	Virtu Financial Inc. Class A	17,747	394
	Towne Bank	12,163	393
*	Trupanion Inc.	7,231	378
	Stock Yards Bancorp Inc.	5,092	377
	Heartland Financial USA Inc.	7,684	375
	BancFirst Corp.	3,486	355
	Flagstar Bancorp Inc.	9,447	355
	Chimera Investment Corp.	51,448	352
	NBT Bancorp Inc.	7,635	352
	Navient Corp.	20,672	343
	Northwest Bancshares Inc.	22,098	338
*	NMI Holdings Inc. Class A	15,190	327
	Bank of NT Butterfield & Son Ltd.	9,005	313
	PennyMac Financial Services Inc.	5,097	304
	Hope Bancorp Inc.	22,160	302
	Cohen & Steers Inc.	4,521	300
	Westamerica Bancorp	4,758	294
	Horace Mann Educators Corp.	7,544	291
	Sandy Spring Bancorp Inc.	8,281	288
	S&T Bancorp Inc.	7,469	280
	Eagle Bancorp Inc.	5,916	279
	Berkshire Hills Bancorp Inc.	8,885	277
	PennyMac Mortgage Investment Trust	17,805	272
	City Holding Co.	2,626	268
*	Palomar Holdings Inc.	4,200	264
	Provident Financial Services Inc.	11,735	264
*	Triumph Bancorp Inc.	4,400	263
*,1	Upstart Holdings Inc.	13,339	261
	Nelnet Inc. Class A	2,613	257
	Virtus Investment Partners Inc.	1,324	257
	First Commonwealth Financial Corp.	17,346	255
	Two Harbors Investment Corp.	15,575	255
	Hilltop Holdings Inc.	8,370	249
	Safety Insurance Group Inc.	2,708	248
*	PRA Group Inc.	6,936	238
	Employers Holdings Inc.	5,084	236
	Ladder Capital Corp. Class A	21,300	236
	BGC Partners Inc. Class A	53,709	231
*	Encore Capital Group Inc.	4,375	221

		Shares	Market Value ($000)
	Live Oak Bancshares Inc.	6,200	207
*	Blucora Inc.	7,924	199
	MFA Financial Inc.	17,723	198
	CNA Financial Corp.	4,634	197
	Brookline Bancorp Inc.	13,653	194
	ProAssurance Corp.	9,385	188
	Capitol Federal Financial Inc.	22,123	185
	1st Source Corp.	3,157	180
	Redwood Trust Inc.	22,405	177
*,1	Freedom Holding Corp.	2,800	177
*,1	Lemonade Inc.	8,400	167
*,1	Silvergate Capital Corp. Class A	5,741	157
	Argo Group International Holdings Ltd.	5,738	156
*	Open Lending Corp. Class A	20,112	142
	Washington Trust Bancorp Inc.	2,831	141
	WisdomTree Inc.	24,328	136
*	Columbia Financial Inc.	6,104	135
	Community Trust Bancorp Inc.	2,820	135
*,1	Marathon Digital Holdings Inc.	19,582	124
	BrightSpire Capital Inc. Class A	17,242	123
*	SiriusPoint Ltd.	18,639	122
	Kearny Financial Corp.	12,341	119
[1]	ARMOUR Residential REIT Inc.	19,454	114
	Brightsphere Investment Group Inc.	5,593	114
	TFS Financial Corp.	8,236	112
	iStar Inc.	11,500	92
	Republic Bancorp Inc. Class A	1,848	81
			716,234
Health Care (15.9%)
	UnitedHealth Group Inc.	172,574	94,529
	Eli Lilly & Co.	155,537	57,717
	AbbVie Inc.	326,137	52,567
	Pfizer Inc.	1,042,707	52,271
	Merck & Co. Inc.	466,480	51,369
	Thermo Fisher Scientific Inc.	72,194	40,445
	Abbott Laboratories	316,272	34,025
	Danaher Corp.	119,494	32,671
	Bristol-Myers Squibb Co.	392,852	31,538
	Amgen Inc.	98,466	28,201
	Elevance Health Inc.	44,449	23,688
	Gilead Sciences Inc.	231,837	20,362
	Medtronic plc	246,424	19,477
	Cigna Corp.	55,265	18,176
*	Intuitive Surgical Inc.	66,095	17,871
	Stryker Corp.	64,823	15,161
*	Vertex Pharmaceuticals Inc.	47,282	14,960
*	Regeneron Pharmaceuticals Inc.	19,136	14,385
	Zoetis Inc. Class A	87,032	13,415
	Becton Dickinson & Co.	52,333	13,049
	Humana Inc.	23,267	12,795
*	Boston Scientific Corp.	263,022	11,907
*	Moderna Inc.	62,138	10,931
	HCA Healthcare Inc.	40,511	9,732
*	Centene Corp.	104,449	9,092
*	Edwards Lifesciences Corp.	114,128	8,816
	Agilent Technologies Inc.	55,462	8,595
*	Dexcom Inc.	72,414	8,420
*	Biogen Inc.	26,983	8,234

		Shares	Market Value ($000)
*	IQVIA Holdings Inc.	34,338	7,486
*	IDEXX Laboratories Inc.	15,425	6,569
*	Illumina Inc.	28,945	6,312
	ResMed Inc.	26,661	6,137
	Baxter International Inc.	92,826	5,247
*	Alnylam Pharmaceuticals Inc.	22,219	4,901
*	Veeva Systems Inc. Class A	25,653	4,883
	Zimmer Biomet Holdings Inc.	38,581	4,634
*	Horizon Therapeutics plc	41,412	4,153
	Cardinal Health Inc.	50,034	4,011
	Laboratory Corp. of America Holdings	16,542	3,982
*	Insulet Corp.	12,684	3,797
*	Molina Healthcare Inc.	10,658	3,589
*	Hologic Inc.	45,431	3,460
	STERIS plc	18,565	3,448
*	BioMarin Pharmaceutical Inc.	34,037	3,437
	Quest Diagnostics Inc.	21,663	3,289
	PerkinElmer Inc.	23,229	3,246
*	ICON plc	14,789	3,186
	West Pharmaceutical Services Inc.	13,558	3,182
*	ABIOMED Inc.	8,223	3,107
*	Seagen Inc.	25,092	3,046
	Royalty Pharma plc Class A	67,561	2,971
*	Align Technology Inc.	14,459	2,843
	Cooper Cos. Inc.	8,938	2,828
*	Incyte Corp.	33,479	2,667
*	Avantor Inc.	112,010	2,496
	Viatris Inc.	224,057	2,471
	Bio-Techne Corp.	28,632	2,433
*	United Therapeutics Corp.	8,235	2,305
*	Neurocrine Biosciences Inc.	17,511	2,225
*	Charles River Laboratories International Inc.	9,344	2,136
	Teleflex Inc.	8,670	2,030
*	Henry Schein Inc.	24,437	1,977
*	Sarepta Therapeutics Inc.	15,673	1,925
*	Repligen Corp.	10,171	1,819
*	Jazz Pharmaceuticals plc	11,255	1,766
*	Shockwave Medical Inc.	6,546	1,660
*	Bio-Rad Laboratories Inc. Class A	3,946	1,636
*	Catalent Inc.	31,355	1,572
	Universal Health Services Inc. Class B	11,932	1,561
*	Novocure Ltd.	19,206	1,476
*	Exact Sciences Corp.	32,416	1,457
*	Acadia Healthcare Co. Inc.	16,352	1,456
	Chemed Corp.	2,741	1,425
*	Halozyme Therapeutics Inc.	24,788	1,419
*	Penumbra Inc.	6,688	1,401
	Bruker Corp.	20,024	1,350
*	Karuna Therapeutics Inc.	5,401	1,271
*	Masimo Corp.	8,646	1,253
	Organon & Co.	46,810	1,218
*	Inspire Medical Systems Inc.	5,034	1,216
	DENTSPLY SIRONA Inc.	39,643	1,200
	Encompass Health Corp.	18,164	1,062
*	Ionis Pharmaceuticals Inc.	25,985	1,060
*	Elanco Animal Health Inc.	81,471	1,049
*	Envista Holdings Corp.	29,865	1,019
*	Exelixis Inc.	57,704	986

		Shares	Market Value ($000)
*	Medpace Holdings Inc.	4,588	963
*	HealthEquity Inc.	15,139	961
	Ensign Group Inc.	10,050	955
*	Guardant Health Inc.	18,051	945
*	Intra-Cellular Therapies Inc.	16,807	911
*	Tenet Healthcare Corp.	19,665	908
*	LHC Group Inc.	5,513	901
*	Option Care Health Inc.	28,382	855
*	Teladoc Health Inc.	29,952	854
*	Apellis Pharmaceuticals Inc.	16,769	837
	Perrigo Co. plc	25,063	808
*	QuidelOrtho Corp.	9,062	794
*	DaVita Inc.	10,632	784
*	Haemonetics Corp.	9,185	784
*	Lantheus Holdings Inc.	12,532	778
*	Alkermes plc	30,836	764
*	Merit Medical Systems Inc.	10,424	751
*	Natera Inc.	17,765	730
*	Integra LifeSciences Holdings Corp.	13,193	725
*	Intellia Therapeutics Inc.	14,081	725
	Premier Inc. Class A	21,752	725
*	Mirati Therapeutics Inc.	7,903	722
*	CRISPR Therapeutics AG	12,857	704
*	Syneos Health Inc.	18,902	667
*	Inari Medical Inc.	8,894	654
*	10X Genomics Inc. Class A	16,875	652
*	Axonics Inc.	9,267	635
*	Cytokinetics Inc.	14,891	633
*	Amicus Therapeutics Inc.	51,491	623
*	Arrowhead Pharmaceuticals Inc.	19,245	620
*	agilon health Inc.	34,680	609
*	iRhythm Technologies Inc.	5,418	591
*	ICU Medical Inc.	3,655	582
*	Prestige Consumer Healthcare Inc.	9,417	579
*	1Life Healthcare Inc.	32,903	559
*	Beam Therapeutics Inc.	11,893	549
*	Inmode Ltd.	14,312	549
*	LivaNova plc	9,817	544
*	Amedisys Inc.	5,944	541
*	Denali Therapeutics Inc.	16,927	540
*	PTC Therapeutics Inc.	12,863	534
*	Blueprint Medicines Corp.	11,019	527
*	STAAR Surgical Co.	8,919	509
*	Tandem Diabetes Care Inc.	11,964	503
*	Progyny Inc.	13,561	497
	Patterson Cos. Inc.	16,112	458
*	Oak Street Health Inc.	21,183	458
*	Integer Holdings Corp.	6,156	457
*	Ultragenyx Pharmaceutical Inc.	12,224	444
	Select Medical Holdings Corp.	17,968	442
*	BioCryst Pharmaceuticals Inc.	32,976	441
*	Pacific Biosciences of California Inc.	41,013	441
	CONMED Corp.	5,282	438
*	Pacira BioSciences Inc.	8,685	419
*	Evolent Health Inc. Class A	14,411	415
*	Omnicell Inc.	7,967	411
*	Insmed Inc.	21,765	402
*,1	Axsome Therapeutics Inc.	5,506	398

		Shares	Market Value ($000)
*	Corcept Therapeutics Inc.	15,744	398
*	Glaukos Corp.	8,345	389
*	AtriCure Inc.	8,469	386
*	NuVasive Inc.	9,791	380
*	Signify Health Inc. Class A	13,200	378
*	Arvinas Inc.	9,108	374
*	Sage Therapeutics Inc.	9,023	370
*	Vir Biotechnology Inc.	12,975	366
*	Veracyte Inc.	13,102	363
	Embecta Corp.	10,652	351
*	REVOLUTION Medicines Inc.	14,397	340
*	Neogen Corp.	20,306	336
*	Fate Therapeutics Inc.	15,928	332
*	Certara Inc.	19,566	332
*	ACADIA Pharmaceuticals Inc.	20,934	326
*	Arcus Biosciences Inc.	9,212	324
*	Agios Pharmaceuticals Inc.	10,588	319
*,1	Ginkgo Bioworks Holdings Inc. Class A	159,691	318
*	Ironwood Pharmaceuticals Inc. Class A	25,628	310
*	Supernus Pharmaceuticals Inc.	8,399	308
*	Xencor Inc.	10,289	306
*	Maravai LifeSciences Holdings Inc. Class A	20,350	303
*	AdaptHealth Corp. Class A	13,400	299
*	Myriad Genetics Inc.	14,462	293
*	Nevro Corp.	6,266	293
*	Harmony Biosciences Holdings Inc.	4,800	287
*	Twist Bioscience Corp.	10,447	286
*	Cerevel Therapeutics Holdings Inc.	9,812	284
	Owens & Minor Inc.	13,055	269
*	Surgery Partners Inc.	9,206	261
*	Relay Therapeutics Inc.	14,018	260
*	NeoGenomics Inc.	22,588	253
*	CorVel Corp.	1,643	251
*	R1 RCM Inc.	27,465	249
*	Pediatrix Medical Group Inc.	15,418	246
*,1	Novavax Inc.	14,669	242
*	Phreesia Inc.	8,500	236
*	Recursion Pharmaceuticals Inc. Class A	24,530	231
*,1	Cassava Sciences Inc.	6,526	227
*	Avanos Medical Inc.	8,122	218
*	Myovant Sciences Ltd.	7,900	212
*	Alignment Healthcare Inc.	15,906	212
*	FibroGen Inc.	14,706	211
*	Kymera Therapeutics Inc.	7,206	209
*	NextGen Healthcare Inc.	9,904	206
*	Zentalis Pharmaceuticals Inc.	9,212	204
*	Ligand Pharmaceuticals Inc.	2,774	202
*	uniQure NV	7,600	201
*	Privia Health Group Inc.	8,300	199
*	TG Therapeutics Inc.	22,324	197
*	Reata Pharmaceuticals Inc. Class A	4,706	186
*	Iovance Biotherapeutics Inc.	28,158	180
*	REGENXBIO Inc.	7,439	178
	Healthcare Services Group Inc.	12,674	177
*	Bridgebio Pharma Inc.	18,312	172
*	Madrigal Pharmaceuticals Inc.	2,381	167
*	Adaptive Biotechnologies Corp.	18,906	166
*	Enanta Pharmaceuticals Inc.	3,742	164

		Shares	Market Value ($000)
*	Varex Imaging Corp.	7,388	157
*	SpringWorks Therapeutics Inc.	6,400	155
*	Rocket Pharmaceuticals Inc.	8,000	151
*	American Well Corp. Class A	41,400	151
*	Sotera Health Co.	18,130	151
*	Innoviva Inc.	11,312	149
*	Fulgent Genetics Inc.	4,000	145
*,1	Allogene Therapeutics Inc.	14,600	144
*,1	Theravance Biopharma Inc.	12,406	133
*	Enhabit Inc.	8,823	126
*	Editas Medicine Inc. Class A	11,806	125
*	Aurinia Pharmaceuticals Inc.	24,060	123
*	Emergent BioSolutions Inc.	9,353	115
*	CareDx Inc.	8,692	113
*	OPKO Health Inc.	68,636	103
*	Brookdale Senior Living Inc.	31,910	101
*	Multiplan Corp.	67,250	100
*	Nektar Therapeutics Class A	33,400	94
*	Sorrento Therapeutics Inc.	72,000	94
*	Biohaven Ltd.	5,703	90
*	Alector Inc.	10,100	86
*,1	Sana Biotechnology Inc.	15,100	75
*	Atara Biotherapeutics Inc.	14,842	67
*	CureVac NV	9,112	66
*	Taro Pharmaceutical Industries Ltd.	1,852	56
*	NanoString Technologies Inc.	7,806	55
*	OmniAb Inc.	13,592	48
*,2	OmniAb Inc. (Earnout Shares)	2,102	—
			948,055
Industrials (11.2%)
	Visa Inc. Class A	303,722	65,908
	Mastercard Inc. Class A	158,812	56,601
	Accenture plc Class A	116,848	35,163
	United Parcel Service Inc. Class B	135,453	25,700
	Union Pacific Corp.	115,713	25,160
	Caterpillar Inc.	97,453	23,039
	Deere & Co.	51,763	22,828
	Automatic Data Processing Inc.	77,078	20,359
	American Express Co.	111,227	17,528
*	PayPal Holdings Inc.	213,937	16,775
	Illinois Tool Works Inc.	57,079	12,984
	CSX Corp.	394,330	12,891
*	Fiserv Inc.	108,767	11,351
	Sherwin-Williams Co.	44,218	11,018
	Johnson Controls International plc	128,326	8,526
	Fidelity National Information Services Inc.	112,600	8,173
	FedEx Corp.	44,488	8,107
	Trane Technologies plc	43,086	7,687
	Paychex Inc.	59,382	7,365
	Cintas Corp.	15,922	7,352
	Capital One Financial Corp.	70,727	7,302
	PACCAR Inc.	63,115	6,685
	DuPont de Nemours Inc.	93,729	6,609
*	Block Inc. Class A	97,026	6,575
*	Keysight Technologies Inc.	33,230	6,011
*	Mettler-Toledo International Inc.	4,079	5,994
	Rockwell Automation Inc.	21,453	5,668
	Old Dominion Freight Line Inc.	18,432	5,578

		Shares	Market Value ($000)
	Global Payments Inc.	50,985	5,291
	Verisk Analytics Inc. Class A	28,608	5,256
	Vulcan Materials Co.	24,322	4,459
	Equifax Inc.	22,405	4,422
	Martin Marietta Materials Inc.	11,431	4,189
	Ingersoll Rand Inc.	75,096	4,053
*	Waters Corp.	11,093	3,845
	Dover Corp.	26,426	3,751
	Xylem Inc.	32,990	3,706
	Expeditors International of Washington Inc.	29,710	3,448
	Westinghouse Air Brake Technologies Corp.	33,532	3,390
	IDEX Corp.	14,076	3,343
	Synchrony Financial	87,859	3,302
	JB Hunt Transport Services Inc.	15,393	2,831
*	Fair Isaac Corp.	4,507	2,793
*	Trimble Inc.	46,284	2,765
*	FleetCor Technologies Inc.	13,405	2,630
*	Zebra Technologies Corp. Class A	9,415	2,545
	Jack Henry & Associates Inc.	13,374	2,532
	Nordson Corp.	10,693	2,529
	Carlisle Cos. Inc.	9,524	2,506
	RPM International Inc.	23,591	2,445
	Packaging Corp. of America	17,321	2,354
*	Axon Enterprise Inc.	12,606	2,320
	Snap-on Inc.	9,638	2,319
	CH Robinson Worldwide Inc.	22,371	2,242
	TransUnion	35,381	2,232
	Stanley Black & Decker Inc.	27,023	2,208
*	Bill.com Holdings Inc.	17,988	2,166
	Graco Inc.	30,690	2,147
	Toro Co.	19,137	2,124
	Masco Corp.	41,799	2,123
	Allegion plc	16,073	1,827
*	WillScot Mobile Mini Holdings Corp.	37,664	1,816
*	Builders FirstSource Inc.	28,147	1,799
	Westrock Co.	46,471	1,762
	Crown Holdings Inc.	21,110	1,735
	Watsco Inc.	6,063	1,631
	Knight-Swift Transportation Holdings Inc. Class A	29,138	1,615
*	Paylocity Holding Corp.	7,381	1,608
	Cognex Corp.	32,087	1,597
	Regal Rexnord Corp.	12,134	1,591
	Owens Corning	17,809	1,582
	Fortune Brands Home & Security Inc.	24,055	1,572
	Robert Half International Inc.	19,958	1,572
	Lennox International Inc.	5,935	1,546
	Genpact Ltd.	33,249	1,533
	AGCO Corp.	11,528	1,530
*	AerCap Holdings NV	24,201	1,486
	Sealed Air Corp.	27,003	1,437
	A O Smith Corp.	23,591	1,433
*	Middleby Corp.	9,657	1,392
*	WEX Inc.	8,229	1,392
	Donaldson Co. Inc.	22,445	1,367
	Berry Global Group Inc.	22,756	1,334
	Valmont Industries Inc.	3,868	1,310
	AptarGroup Inc.	12,223	1,297
	Graphic Packaging Holding Co.	55,970	1,286

		Shares	Market Value ($000)
*	Generac Holdings Inc.	11,456	1,209
	nVent Electric plc	30,221	1,209
*	Saia Inc.	4,878	1,188
	Landstar System Inc.	6,759	1,169
	Advanced Drainage Systems Inc.	11,831	1,151
	Acuity Brands Inc.	5,889	1,109
*	ExlService Holdings Inc.	5,872	1,099
	Littelfuse Inc.	4,425	1,091
*	Axalta Coating Systems Ltd.	40,598	1,090
	Sonoco Products Co.	17,741	1,089
*	FTI Consulting Inc.	6,267	1,083
*	WESCO International Inc.	8,294	1,069
*	MasTec Inc.	11,203	1,018
	Western Union Co.	69,375	1,017
*	AMN Healthcare Services Inc.	8,165	1,010
	Brunswick Corp.	13,350	991
*	Mohawk Industries Inc.	9,628	976
	MSA Safety Inc.	6,852	966
*	Chart Industries Inc.	6,709	959
*	Atkore Inc.	7,827	956
	Applied Industrial Technologies Inc.	7,075	937
*	TopBuild Corp.	6,049	932
	Eagle Materials Inc.	6,710	915
*	Trex Co. Inc.	19,887	913
*	GXO Logistics Inc.	19,491	913
	MKS Instruments Inc.	10,620	891
	Ryder System Inc.	9,155	856
	ManpowerGroup Inc.	9,746	853
	Louisiana-Pacific Corp.	13,304	849
	Comfort Systems USA Inc.	6,575	833
*	ASGN Inc.	9,100	824
*	Euronet Worldwide Inc.	8,834	821
	Maximus Inc.	11,451	805
	HB Fuller Co.	9,996	803
	Insperity Inc.	6,661	790
	Triton International Ltd.	11,659	787
	Watts Water Technologies Inc. Class A	4,948	784
*	Kirby Corp.	10,895	760
	GATX Corp.	6,656	750
	Air Lease Corp. Class A	19,307	746
	Simpson Manufacturing Co. Inc.	8,006	745
*	API Group Corp.	38,484	740
*	XPO Logistics Inc.	18,976	733
	Franklin Electric Co. Inc.	8,663	722
	MSC Industrial Direct Co. Inc. Class A	8,330	715
*	Bloom Energy Corp. Class A	32,239	686
*	Summit Materials Inc. Class A	22,010	667
	Armstrong World Industries Inc.	8,682	663
	Belden Inc.	8,054	648
	AAON Inc.	8,032	637
	Hillenbrand Inc.	12,186	609
	Badger Meter Inc.	5,225	605
	Herc Holdings Inc.	4,681	600
*	StoneCo Ltd. Class A	50,618	591
	Vontier Corp.	29,621	581
	Korn Ferry	9,991	570
	Forward Air Corp.	5,003	562
	Federal Signal Corp.	11,402	554

		Shares	Market Value ($000)
*	SPX Technologies Inc.	8,283	554
	Zurn Elkay Water Solutions Corp.	22,573	547
	Terex Corp.	11,903	546
	John Bean Technologies Corp.	5,874	540
*	Marqeta Inc. Class A	79,680	533
	Werner Enterprises Inc.	12,011	528
*	Atlas Air Worldwide Holdings Inc.	5,200	524
*	Alight Inc. Class A	60,372	521
*	Beacon Roofing Supply Inc.	8,892	519
	Brink's Co.	8,623	515
*	Hub Group Inc. Class A	6,108	514
	Encore Wire Corp.	3,452	504
	UniFirst Corp.	2,514	487
*	TriNet Group Inc.	6,605	479
*	O-I Glass Inc.	29,124	478
	Scorpio Tankers Inc.	9,159	467
*	Dycom Industries Inc.	5,059	461
*	Itron Inc.	8,594	457
	Trinity Industries Inc.	14,880	456
*,1	Affirm Holdings Inc. Class A	32,714	455
*	Shift4 Payments Inc. Class A	9,502	440
*	CBIZ Inc.	8,822	438
*	ACI Worldwide Inc.	20,826	435
	Brady Corp. Class A	8,864	425
	McGrath RentCorp	4,310	423
*	Verra Mobility Corp. Class A	26,101	414
	Kadant Inc.	2,104	406
*	AZEK Co. Inc. Class A	20,528	397
	Bread Financial Holdings Inc.	9,312	382
	EVERTEC Inc.	10,967	370
*	Pagseguro Digital Ltd. Class A	35,041	369
	Installed Building Products Inc.	4,278	363
*	RXO Inc.	19,018	361
	ArcBest Corp.	4,300	356
	ADT Inc.	38,028	355
	Lindsay Corp.	1,928	340
[1]	ZIM Integrated Shipping Services Ltd.	15,100	317
*	Masonite International Corp.	4,078	307
	Helios Technologies Inc.	5,799	306
*	Gibraltar Industries Inc.	5,906	299
	Granite Construction Inc.	8,197	295
*	Huron Consulting Group Inc.	3,776	294
*,1	Dlocal Ltd. Class A	19,268	281
*	Core & Main Inc. Class A	13,200	275
*	OSI Systems Inc.	2,959	262
	Schneider National Inc. Class B	9,954	256
*	Enovix Corp.	19,518	255
	H&E Equipment Services Inc.	5,759	241
	Greenbrier Cos. Inc.	6,262	240
*	Gates Industrial Corp. plc	19,800	230
*	Kornit Digital Ltd.	8,894	228
	Tennant Co.	3,447	219
	Primoris Services Corp.	9,814	210
*,1	Virgin Galactic Holdings Inc.	40,936	208
*	Flywire Corp.	9,602	208
	SFL Corp. Ltd.	21,019	206
	Apogee Enterprises Inc.	4,245	205
	TriMas Corp.	7,262	199

		Shares	Market Value ($000)
	Golden Ocean Group Ltd.	22,800	192
*	Green Dot Corp. Class A	9,001	183
	Astec Industries Inc.	3,860	171
*	American Woodmark Corp.	3,062	166
*	JELD-WEN Holding Inc.	15,938	165
	Trinseo plc	6,543	161
*	CryoPort Inc.	8,100	160
	TTEC Holdings Inc.	3,270	157
*	Legalzoom.com Inc.	17,500	155
*	Vivint Smart Home Inc.	15,400	143
	Heartland Express Inc.	8,511	142
	Deluxe Corp.	7,164	139
*	TrueBlue Inc.	6,241	135
*	Proto Labs Inc.	4,700	125
	Ardagh Metal Packaging SA	26,900	120
*	Hayward Holdings Inc.	12,500	119
	Matson Inc.	1,719	110
*	Cimpress plc	3,728	110
*,1	Desktop Metal Inc. Class A	47,900	98
*	FARO Technologies Inc.	3,092	93
*	Forrester Research Inc.	2,169	76
*	TuSimple Holdings Inc. Class A	26,206	59
*,1	Arrival SA	55,700	18
			667,989
Real Estate (3.9%)
	Prologis Inc.	170,061	20,031
	American Tower Corp.	85,637	18,947
	Equinix Inc.	16,811	11,610
	Crown Castle Inc.	79,727	11,276
	Public Storage	28,813	8,585
	Realty Income Corp.	114,108	7,197
	Simon Property Group Inc.	60,196	7,190
	Welltower Inc.	85,900	6,101
	Digital Realty Trust Inc.	52,719	5,929
*	CoStar Group Inc.	72,742	5,895
	SBA Communications Corp. Class A	19,672	5,888
*	CBRE Group Inc. Class A	58,963	4,693
	Alexandria Real Estate Equities Inc.	29,907	4,654
	AvalonBay Communities Inc.	25,695	4,494
	Equity Residential	68,101	4,417
	Extra Space Storage Inc.	24,423	3,925
	Invitation Homes Inc.	112,043	3,656
	Mid-America Apartment Communities Inc.	21,094	3,478
	Ventas Inc.	73,414	3,416
	Sun Communities Inc.	22,465	3,300
	Iron Mountain Inc.	53,448	2,904
	WP Carey Inc.	35,642	2,809
	Essex Property Trust Inc.	11,982	2,641
	Healthpeak Properties Inc.	99,963	2,625
	Kimco Realty Corp.	110,584	2,535
	Host Hotels & Resorts Inc.	131,013	2,481
	UDR Inc.	59,696	2,476
	Camden Property Trust	19,119	2,301
	Equity LifeStyle Properties Inc.	32,495	2,158
	Regency Centers Corp.	31,468	2,090
	Boston Properties Inc.	28,931	2,085
	American Homes 4 Rent Class A	55,896	1,848
	Rexford Industrial Realty Inc.	32,371	1,790

		Shares	Market Value ($000)
	Federal Realty Investment Trust	15,361	1,707
	CubeSmart	40,981	1,696
	Life Storage Inc.	15,332	1,648
	Lamar Advertising Co. Class A	16,039	1,606
	National Retail Properties Inc.	32,154	1,491
	Americold Realty Trust Inc.	49,607	1,481
	STORE Capital Corp.	46,328	1,478
*	Jones Lang LaSalle Inc.	8,719	1,466
	Medical Properties Trust Inc.	109,615	1,438
	Healthcare Realty Trust Inc. Class A	69,361	1,424
	Omega Healthcare Investors Inc.	43,110	1,305
	Brixmor Property Group Inc.	54,864	1,272
	First Industrial Realty Trust Inc.	24,067	1,217
	EastGroup Properties Inc.	7,517	1,167
	STAG Industrial Inc.	33,073	1,088
	Apartment Income REIT Corp. Class A	28,508	1,085
*	Zillow Group Inc. Class C	28,172	1,070
	Spirit Realty Capital Inc.	24,623	1,020
	Agree Realty Corp.	14,259	997
	Rayonier Inc.	26,775	961
	Kite Realty Group Trust	40,166	916
	Ryman Hospitality Properties Inc.	9,973	913
	Kilroy Realty Corp.	20,837	901
	Vornado Realty Trust	32,184	814
	Terreno Realty Corp.	13,495	791
	Independence Realty Trust Inc.	41,538	753
	Cousins Properties Inc.	27,412	723
	PotlatchDeltic Corp.	14,564	696
	Apple Hospitality REIT Inc.	40,121	684
	Innovative Industrial Properties Inc.	5,163	626
	National Storage Affiliates Trust	15,735	626
	Physicians Realty Trust	41,401	618
	Corporate Office Properties Trust	21,035	584
	Highwoods Properties Inc.	19,348	577
	Essential Properties Realty Trust Inc.	24,515	569
	EPR Properties	13,662	568
	Douglas Emmett Inc.	31,490	545
	Broadstone Net Lease Inc.	31,707	538
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	15,793	512
	LXP Industrial Trust	47,471	511
	Macerich Co.	40,055	509
	Equity Commonwealth	18,515	502
	Park Hotels & Resorts Inc.	38,992	500
	Outfront Media Inc.	27,244	498
	SITE Centers Corp.	36,571	497
[1]	SL Green Realty Corp.	11,827	496
*	Howard Hughes Corp.	6,342	473
	National Health Investors Inc.	8,246	464
	DigitalBridge Group Inc.	30,856	445
	Sunstone Hotel Investors Inc.	38,877	427
*	Zillow Group Inc. Class A	11,238	420
	Pebblebrook Hotel Trust	23,892	398
	Four Corners Property Trust Inc.	14,374	390
	Kennedy-Wilson Holdings Inc.	22,352	380
	JBG SMITH Properties	18,243	376
	DiamondRock Hospitality Co.	38,909	366
	Tanger Factory Outlet Centers Inc.	18,800	366
	CareTrust REIT Inc.	17,931	355

		Shares	Market Value ($000)
	RLJ Lodging Trust	29,029	352
	Urban Edge Properties	22,288	351
	Retail Opportunity Investments Corp.	23,024	351
	Elme Communities	16,456	325
	Uniti Group Inc.	42,498	324
*	Cushman & Wakefield plc	28,300	323
	Xenia Hotels & Resorts Inc.	20,338	314
	Hudson Pacific Properties Inc.	26,814	310
	Getty Realty Corp.	8,477	280
	LTC Properties Inc.	6,953	273
	American Assets Trust Inc.	8,928	261
	Acadia Realty Trust	16,818	259
	Alexander & Baldwin Inc.	13,099	259
	Global Net Lease Inc.	19,042	258
	St. Joe Co.	6,211	239
*	Veris Residential Inc.	14,614	235
	Piedmont Office Realty Trust Inc. Class A	22,371	233
	Apartment Investment & Management Co. Class A	26,700	224
	Newmark Group Inc. Class A	26,236	222
	Paramount Group Inc.	33,704	220
	Brandywine Realty Trust	31,193	216
	Empire State Realty Trust Inc. Class A	24,900	192
	Centerspace	2,789	180
	Marcus & Millichap Inc.	4,757	177
	RPT Realty	15,423	173
	Summit Hotel Properties Inc.	19,124	163
	eXp World Holdings Inc.	12,400	162
*	Opendoor Technologies Inc.	82,275	152
*	Anywhere Real Estate Inc.	19,737	149
	Universal Health Realty Income Trust	2,431	128
*,1	Redfin Corp.	17,631	94
	Saul Centers Inc.	2,184	94
	Orion Office REIT Inc.	9,700	90
*,1	WeWork Inc.	23,608	65
	Safehold Inc.	880	26
			231,043
Technology (28.8%)
	Apple Inc.	2,821,506	417,668
	Microsoft Corp.	1,380,610	352,249
*	Alphabet Inc. Class C	1,085,642	110,138
*	Alphabet Inc. Class A	1,020,672	103,078
	NVIDIA Corp.	444,595	75,239
*	Meta Platforms Inc. Class A	423,260	49,987
	Broadcom Inc.	72,857	40,146
	Texas Instruments Inc.	169,857	30,652
*	Adobe Inc.	87,132	30,054
*	Salesforce Inc.	177,809	28,494
	QUALCOMM Inc.	206,743	26,151
	Oracle Corp.	279,192	23,181
*	Advanced Micro Devices Inc.	298,440	23,168
	Intel Corp.	754,568	22,690
	Intuit Inc.	50,968	20,774
	Applied Materials Inc.	160,436	17,584
*	ServiceNow Inc.	36,996	15,401
	Lam Research Corp.	25,258	11,931
	Micron Technology Inc.	203,619	11,739
	KLA Corp.	26,085	10,255
*	Synopsys Inc.	28,264	9,597

		Shares	Market Value ($000)
*	Palo Alto Networks Inc.	54,138	9,198
*	Cadence Design Systems Inc.	50,294	8,653
	NXP Semiconductors NV	48,311	8,495
*	Autodesk Inc.	40,261	8,131
*	Snowflake Inc. Class A	56,442	8,066
	Microchip Technology Inc.	99,133	7,850
	Marvell Technology Inc.	157,779	7,340
*	Fortinet Inc.	119,467	6,351
*	Workday Inc. Class A	36,391	6,110
*	ON Semiconductor Corp.	80,042	6,019
	Cognizant Technology Solutions Corp. Class A	95,911	5,967
	HP Inc.	190,158	5,712
*	Gartner Inc.	14,240	4,989
	Corning Inc.	139,365	4,757
	CDW Corp.	24,886	4,695
*	Crowdstrike Holdings Inc. Class A	38,604	4,542
	Hewlett Packard Enterprise Co.	239,174	4,013
*	VMware Inc. Class A	32,922	4,000
*	EPAM Systems Inc.	10,083	3,716
*	Datadog Inc. Class A	48,778	3,696
*	Zoom Video Communications Inc. Class A	46,622	3,517
*	VeriSign Inc.	17,443	3,485
*	Atlassian Corp. Class A	25,203	3,315
*	Paycom Software Inc.	9,398	3,187
	Monolithic Power Systems Inc.	8,326	3,180
	Skyworks Solutions Inc.	29,513	2,822
	NetApp Inc.	41,003	2,772
*	Akamai Technologies Inc.	29,154	2,766
*	Pinterest Inc. Class A	108,645	2,762
*	DoorDash Inc. Class A	46,007	2,680
	Teradyne Inc.	28,640	2,676
*	Tyler Technologies Inc.	7,592	2,602
*	HubSpot Inc.	8,550	2,591
*	Cloudflare Inc. Class A	51,447	2,528
*	Palantir Technologies Inc. Class A	332,750	2,496
*	PTC Inc.	19,459	2,475
*	Check Point Software Technologies Ltd.	18,507	2,458
	Gen Digital Inc.	104,540	2,400
*	Splunk Inc.	29,580	2,298
*	GoDaddy Inc. Class A	28,641	2,266
	SS&C Technologies Holdings Inc.	40,997	2,204
*	Western Digital Corp.	57,961	2,130
	Entegris Inc.	27,242	2,106
*	Zscaler Inc.	15,355	2,049
	Amdocs Ltd.	22,425	1,993
*	Wolfspeed Inc.	21,246	1,932
*	Qorvo Inc.	18,757	1,862
*	MongoDB Inc. Class A	11,991	1,831
*	Flex Ltd.	82,539	1,814
*,1	Unity Software Inc.	45,697	1,805
*	Lattice Semiconductor Corp.	24,768	1,804
	Seagate Technology Holdings plc	33,942	1,798
*	Black Knight Inc.	28,397	1,760
	Jabil Inc.	24,381	1,760
*	Ceridian HCM Holding Inc.	25,284	1,730
*	DocuSign Inc. Class A	36,324	1,710
*	F5 Inc.	10,762	1,664
*	Twilio Inc. Class A	31,636	1,551

		Shares	Market Value ($000)
*	Pure Storage Inc. Class A	51,818	1,513
*	Okta Inc. Class A	27,387	1,460
*	Manhattan Associates Inc.	11,491	1,447
*	ZoomInfo Technologies Inc. Class A	50,611	1,447
*	Dynatrace Inc.	36,533	1,416
*	Globant SA	7,541	1,413
*	Arrow Electronics Inc.	12,074	1,313
*	DXC Technology Co.	42,023	1,247
*	Dropbox Inc. Class A	51,212	1,207
*	Aspen Technology Inc.	5,095	1,174
*	Nutanix Inc. Class A	38,841	1,098
*	CyberArk Software Ltd.	7,276	1,085
*	Novanta Inc.	6,422	1,013
	National Instruments Corp.	23,958	983
	Concentrix Corp.	7,963	975
*	SPS Commerce Inc.	6,706	954
*	Wix.com Ltd.	10,266	929
	Switch Inc. Class A	26,935	923
	Universal Display Corp.	8,106	913
*	Fabrinet	6,732	898
*	Guidewire Software Inc.	15,080	894
*	Silicon Laboratories Inc.	6,081	884
*	Coupa Software Inc.	13,863	877
*	Qualys Inc.	7,089	874
	Power Integrations Inc.	10,759	866
*	Clarivate plc	88,247	864
*	UiPath Inc. Class A	68,665	856
*	Elastic NV	13,930	852
*	Toast Inc. Class A	45,634	838
	Azenta Inc.	13,584	818
	Dolby Laboratories Inc. Class A	10,847	812
*	Five9 Inc.	12,636	810
	Avnet Inc.	17,726	801
	TD SYNNEX Corp.	7,742	792
*	Cirrus Logic Inc.	10,462	782
	Vertiv Holdings Co. Class A	56,454	782
*	Rambus Inc.	20,353	781
*	Synaptics Inc.	7,363	780
*	Ziff Davis Inc.	8,421	777
*	Diodes Inc.	8,343	769
*	Tenable Holdings Inc.	20,147	769
*	Super Micro Computer Inc.	8,373	756
*	Onto Innovation Inc.	9,119	729
*	Smartsheet Inc. Class A	23,472	722
*	Workiva Inc. Class A	8,830	711
*	Box Inc. Class A	25,772	707
*	Blackline Inc.	10,135	686
*	Teradata Corp.	18,909	646
	Advanced Energy Industries Inc.	6,913	640
*	Procore Technologies Inc.	12,955	634
	Dun & Bradstreet Holdings Inc.	46,431	625
*	Insight Enterprises Inc.	5,691	591
*	Envestnet Inc.	9,953	587
*	RingCentral Inc. Class A	15,700	582
*	NCR Corp.	24,213	578
	Vishay Intertechnology Inc.	24,820	572
*	Confluent Inc. Class A	23,001	530
*	CommVault Systems Inc.	8,012	529

		Shares	Market Value ($000)
*	New Relic Inc.	9,377	528
	Amkor Technology Inc.	18,424	516
*	Blackbaud Inc.	8,546	507
*	Alteryx Inc. Class A	11,103	498
*	NetScout Systems Inc.	13,284	495
	Kulicke & Soffa Industries Inc.	10,326	495
*	Ambarella Inc.	6,626	492
*	MaxLinear Inc. Class A	13,025	477
*	Sprout Social Inc. Class A	8,033	476
*	Altair Engineering Inc. Class A	9,568	470
*	Perficient Inc.	6,514	463
*	Alarm.com Holdings Inc.	8,985	448
*	Verint Systems Inc.	11,299	444
*	Varonis Systems Inc. Class B	20,077	426
	Progress Software Corp.	7,666	409
*	Appfolio Inc. Class A	3,400	388
*	Yelp Inc. Class A	12,317	381
*	Allscripts Healthcare Solutions Inc.	20,086	380
*	Bumble Inc. Class A	15,602	380
*	DigitalOcean Holdings Inc.	12,607	376
*	Rogers Corp.	3,402	371
*	Allegro MicroSystems Inc.	11,600	361
*,1	Gitlab Inc. Class A	9,106	360
*	Semtech Corp.	11,527	354
*	DoubleVerify Holdings Inc.	13,506	354
*,1	MicroStrategy Inc. Class A	1,763	349
	CSG Systems International Inc.	5,601	346
*	FormFactor Inc.	14,677	339
*	PagerDuty Inc.	15,218	338
	Xerox Holdings Corp.	20,568	335
*	Global-e Online Ltd.	14,731	318
*	Rapid7 Inc.	10,762	316
*	SiTime Corp.	2,913	307
*	Digital Turbine Inc.	16,042	293
	Methode Electronics Inc.	6,300	288
*	CCC Intelligent Solutions Holdings Inc.	31,100	286
*	Q2 Holdings Inc.	10,124	275
*	Appian Corp. Class A	7,155	272
*	LiveRamp Holdings Inc.	12,247	269
	Pegasystems Inc.	7,342	266
*	Upwork Inc.	21,513	264
*	JFrog Ltd.	11,800	259
*	Paycor HCM Inc.	8,700	252
*	Jamf Holding Corp.	11,706	249
*	Cargurus Inc. Class A	18,925	248
*,1	Asana Inc. Class A	13,651	248
*	Monday.com Ltd.	2,300	247
*	Magnite Inc.	22,106	246
	CTS Corp.	5,738	244
*	3D Systems Corp.	23,663	240
	Shutterstock Inc.	4,358	235
*	TechTarget Inc.	4,900	224
*	E2open Parent Holdings Inc.	37,524	221
*	Everbridge Inc.	6,700	219
	Adeia Inc.	19,300	213
*	Fastly Inc. Class A	20,340	196
*	Momentive Global Inc.	23,886	189
*	Fiverr International Ltd.	5,353	188

		Shares	Market Value ($000)
*	Consensus Cloud Solutions Inc.	3,107	176
*	Schrodinger Inc.	9,700	175
*	Stratasys Ltd.	12,376	174
*	PROS Holdings Inc.	6,868	164
*,1	C3.ai Inc. Class A	12,400	161
*	LivePerson Inc.	13,006	153
*	Duck Creek Technologies Inc.	13,100	147
*	Thoughtworks Holding Inc.	15,300	140
*	Cerence Inc.	6,656	137
*	N-able Inc.	12,037	135
*,1	IonQ Inc.	25,184	130
*	ScanSource Inc.	4,196	125
*	Matterport Inc.	39,200	123
*	Yext Inc.	19,447	104
*	BigCommerce Holdings Inc.	11,500	99
*,1	MicroVision Inc.	28,000	85
*	Xperi Inc.	7,620	82
*	SolarWinds Corp.	8,638	76
*,2	Yandex NV Class A	54,882	—
			1,714,780
Telecommunications (3.0%)
	Cisco Systems Inc.	767,283	38,149
	Verizon Communications Inc.	775,537	30,231
	Comcast Corp. Class A	808,469	29,622
	AT&T Inc.	1,321,665	25,482
*	T-Mobile US Inc.	110,086	16,674
	Motorola Solutions Inc.	30,337	8,258
*	Charter Communications Inc. Class A	20,538	8,036
*	Arista Networks Inc.	45,171	6,292
	Juniper Networks Inc.	58,970	1,960
*	Roku Inc. Class A	22,092	1,312
*	Ciena Corp.	27,811	1,250
*	Frontier Communications Parent Inc.	45,051	1,161
	Lumen Technologies Inc.	189,203	1,035
*	Liberty Global plc Class C	40,909	846
*	Liberty Global plc Class A	41,274	829
	Cable One Inc.	1,116	808
*	DISH Network Corp. Class A	46,643	749
*	Calix Inc.	10,240	730
*	Lumentum Holdings Inc.	12,660	696
*	Viavi Solutions Inc.	42,196	478
	Cogent Communications Holdings Inc.	8,170	474
*	CommScope Holding Co. Inc.	37,903	337
	Ubiquiti Inc.	1,100	330
	InterDigital Inc.	5,455	274
*	Liberty Latin America Ltd. Class C	26,426	206
	Telephone & Data Systems Inc.	17,869	188
	Shenandoah Telecommunications Co.	8,700	169
*	EchoStar Corp. Class A	6,100	106
*	8x8 Inc.	19,256	82
*	Liberty Latin America Ltd. Class A	9,082	70
			176,834
Utilities (0.6%)
	Waste Management Inc.	76,478	12,827
	Republic Services Inc. Class A	37,979	5,290
	American Water Works Co. Inc.	33,577	5,096
	Atmos Energy Corp.	25,384	3,051

			Shares	Market Value ($000)
		Essential Utilities Inc.	42,333	2,042
*		Sunrun Inc.	38,191	1,244
*		Clean Harbors Inc.	9,419	1,130
		New Jersey Resources Corp.	17,799	886
*		Stericycle Inc.	17,003	886
		ONE Gas Inc.	9,778	850
		Southwest Gas Holdings Inc.	12,024	823
		Ormat Technologies Inc.	9,033	817
*		Casella Waste Systems Inc. Class A	9,225	794
		South Jersey Industries Inc.	22,128	768
		Spire Inc.	9,517	705
		California Water Service Group	10,229	664
*		Sunnova Energy International Inc.	17,806	407
		SJW Group	4,868	364
		Northwest Natural Holding Co.	6,100	306
*		Harsco Corp.	13,234	99
				39,049
Total Common Stocks (Cost $5,906,813)				5,935,832
		Coupon
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[3,4]	Vanguard Market Liquidity Fund (Cost $35,925)	3.877%	359,326	35,929
Total Investments (100.2%) (Cost $5,942,738)				5,971,761
Other Assets and Liabilities—Net (-0.2%)				(14,544)
Net Assets (100%)				5,957,217
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $23,720,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $24,045,000 was received for securities on loan, of which $22,827,000 is held in Vanguard Market Liquidity Fund and $1,218,000 is held in cash.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2022	105	21,427	1,468

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	5,935,832	—	—	5,935,832
Temporary Cash Investments	35,929	—	—	35,929
Total	5,971,761	—	—	5,971,761

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,468	—	—	1,468
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.